Long-term debt	3 Months Ended
Mar. 31, 2026
Long-term debt
Long-term debt

7.    Long-term debt

As of March 31, 2026 and December 31, 2025, long-term debt consisted of the following:

Long-term debt

in € K

	March 31,	December 31,
	2026	2025

Schuldschein loans	225,607	227,296
Bonds	7,059,077	6,967,743
Other	131,358	92,842
Long-term debt	7,416,042	7,287,881
Less current portion	(1,674,554)	(1,596,029)
Long-term debt, less current portion	5,741,488	5,691,852

Syndicated Credit Facility

The Company entered into a €2,000,000 sustainability-linked syndicated revolving credit facility (Syndicated Credit Facility) in July 2021, which serves as a back-up line for general corporate purposes and was undrawn as of March 31, 2026 and December 31, 2025. On June 2, 2023, the Syndicated Credit Facility was extended an additional year until July 1, 2028, with a maximum available borrowing amount of €1,959,184 in the last year.